Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	5.00%	5.00%	4.00%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	2.00%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 877
Impact on following year's net income for decrease in discount rate	(87)
Changes in the asset retirement obligation
Balance as of the beginning of the period	11,585	$ 13,110	$ 14,976
Accretion	568	524	430
Revision in estimates	155	(1,499)	(1,172)
New obligations	200	108	198
Spending on existing obligations	(464)	(339)	(418)
Currency translation adjustment	(249)	101	(663)
Other	(436)	(420)	(241)
Balance as of the end of the period	$ 11,359	$ 11,585	$ 13,110